Share capital and premium (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of detail information about annual movement of Number Of Shares Outstanding [text block]
Refer to the Statement of Changes in Equity for more detail on the annual movement of share capital and share premium.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Movement in the number of ordinary shares outstanding:
Balance at the beginning of the year	5	5	5
Shares issued		-	-
Balance at the end of the year	5	5	5